Schedule of Maturity Profile of the Group’s Financial Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Cash and cash equivalents	$ 1,931,174
Other receivables	3,871,729	$ 4,045,411
Trade receivables	5,689,538	9,120,543
As of December 31, 2025	11,492,441
Trade and other payables	10,118,046	17,414,049
Taxes payables	22,929	$ 21,269
As of December 31, 2025	10,140,975
Net undiscounted financial assets as of December 31, 2025	1,351,466
Less than 1 year [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Cash and cash equivalents	1,931,174
Other receivables	2,748,769
Trade receivables	5,689,538
As of December 31, 2025	10,361,481
Trade and other payables	8,788,681
Taxes payables	22,929
As of December 31, 2025	8,811,610
Net undiscounted financial assets as of December 31, 2025	1,557,871
More than 1 years but less than 5 years [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Cash and cash equivalents
Other receivables	1,122,960
Trade receivables
As of December 31, 2025	1,122,960
Trade and other payables	1,329,365
Taxes payables
As of December 31, 2025	1,329,365
Net undiscounted financial assets as of December 31, 2025	(206,405)
More than 5 years [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Cash and cash equivalents
Other receivables
Trade receivables
As of December 31, 2025
Trade and other payables
Taxes payables
As of December 31, 2025
Net undiscounted financial assets as of December 31, 2025